SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Small Cap Fund
U.S. Managed Volatility Fund
Global Managed Volatility Fund
Tax-Managed Managed Volatility Fund
Tax-Managed International Managed Volatility Fund
(the "Funds")

Supplement Dated May 9, 2025
to the Class F Shares and Class Y Shares Prospectuses, each dated January 31, 2025, as amended on February 26, 2025 (the "Prospectuses")

This Supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with such Prospectuses.

The Prospectuses are hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Funds

Copeland Capital Management, LLC no longer serves as a sub-adviser to the Large Cap Fund. As such, all references to Copeland Capital Management, LLC's management of the Large Cap Fund are hereby deleted from the Prospectuses.

Additionally, The Informed Momentum Company LLC (formerly known as EAM Investors, LLC) no longer serves as a sub-adviser to the Small Cap Fund. As such, all references to The Informed Momentum Company LLC's management of the Small Cap Fund are hereby deleted from the Prospectuses.

Additionally, Allspring Global Investments, LLC no longer serves as a sub-adviser to the U.S. Managed Volatility Fund, Global Managed Volatility Fund, Tax-Managed Managed Volatility Fund and Tax-Managed International Managed Volatility Fund. As such, all references to Allspring Global Investments, LLC's management of the U.S. Managed Volatility Fund, Global Managed Volatility Fund, Tax-Managed Managed Volatility Fund and Tax-Managed International Managed Volatility Fund are hereby deleted from the Prospectuses.

Additionally, Acadian Asset Management LLC is added as a sub-adviser to the U.S. Managed Volatility and Tax-Managed Managed Volatility Funds. Accordingly, the Prospectuses are updated as follows:

In the Fund Summary for each of the U.S. Managed Volatility and Tax-Managed Managed Volatility Funds, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Acadian Asset Management LLC	Brendan O. Bradley, Ph.D.	Since 2025	Executive Vice President, Chief Investment Officer
	Fanesca Young, Ph.D., CFA	Since 2025	Senior Vice President, Director, Equity Portfolio Management

In addition, under the section titled "Sub-Advisers," under the heading titled "Sub-Advisers and Portfolio Managers," under the sub-heading titled "U.S. Managed Volatility Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Acadian Asset Management LLC: Acadian Asset Management LLC (Acadian), located at 260 Franklin Street, Boston, Massachusetts 02110, serves as a Sub-Adviser to the U.S. Managed Volatility Fund. A team of investment professionals manages the portion of the U.S. Managed Volatility Fund's assets allocated to Acadian. Brendan O. Bradley, Ph.D., Executive Vice President, Chief Investment Officer, serves as lead portfolio manager to the U.S. Managed Volatility Fund. Mr. Bradley joined Acadian in 2004 and has previously served as the firm's director of portfolio management, overseeing portfolio management policy, and was also previously the director of Acadian's Managed Volatility strategies. He is a member of the Acadian Board of Managers and Executive Committee. Fanesca Young, Ph.D., CFA, Senior Vice President, Director, Equity Portfolio Management, serves as Director, Equity Portfolio Management. Prior to joining Acadian, she was head of global systematic equities at GIC Private Ltd. Prior to that, she was managing director and director of quantitative research at Los Angeles Capital Management. Ms. Young is also a member of the editorial boards of the Financial Analyst Journal and the Journal of Systematic Investing, as well as a member of the Q Group's program committee. Ms. Young earned a Ph.D. in statistics from Columbia University and an M.Phil. and an M.A. in statistics from Columbia University. She also holds a B.A. in mathematics from the University of Virginia. Ms. Young is a CFA charterholder.

Under the same heading, under the sub-heading titled "Tax-Managed Managed Volatility Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Acadian Asset Management LLC: Acadian Asset Management LLC (Acadian), located at 260 Franklin Street, Boston, Massachusetts 02110, serves as a Sub-Adviser to the Tax-Managed Managed Volatility Fund. A team of investment professionals manages the portion of the Tax-Managed Managed Volatility Fund's assets allocated to Acadian. Brendan O. Bradley, Ph.D., Executive Vice President, Chief Investment Officer, serves as lead portfolio manager to the Tax-Managed Managed Volatility Fund. Mr. Bradley joined Acadian in 2004 and has previously served as the firm's director of portfolio management, overseeing portfolio management policy, and was also previously the director of Acadian's Managed Volatility strategies. He is a member of the Acadian Board of Managers and Executive Committee. Fanesca Young, Ph.D., CFA, Senior Vice President, Director, Equity Portfolio Management, serves as Director, Equity Portfolio Management. Prior to joining Acadian, she was head of global systematic equities at GIC Private Ltd. Prior to that, she was managing director and director of quantitative research at Los Angeles Capital Management. Ms. Young is also a member of the editorial boards of the Financial Analyst Journal and the Journal of Systematic Investing, as well as a member of the Q Group's program committee. Ms. Young earned a Ph.D. in statistics from Columbia University and an M.Phil. and an M.A. in statistics from Columbia University. She also holds a B.A. in mathematics from the University of Virginia. Ms. Young is a CFA charterholder.

There are no other changes to the Prospectuses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1597 (05/25)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Small Cap Fund
U.S. Managed Volatility Fund
Global Managed Volatility Fund
(the "Funds")

Supplement Dated May 9, 2025
to the Class I Shares Prospectus, dated January 31, 2025, as amended on February 26, 2025 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Funds

Copeland Capital Management, LLC no longer serves as a sub-adviser to the Large Cap Fund. As such, all references to Copeland Capital Management, LLC's management of the Large Cap Fund are hereby deleted from the Prospectus.

Additionally, The Informed Momentum Company LLC (formerly known as EAM Investors, LLC) no longer serves as a sub-adviser to the Small Cap Fund. As such, all references to The Informed Momentum Company LLC's management of the Small Cap Fund are hereby deleted from the Prospectus.

Additionally, Allspring Global Investments, LLC no longer serves as a sub-adviser to the U.S Managed Volatility Fund and Global Managed Volatility Fund. As such, all references to Allspring Global Investments, LLC's management of the U.S. Managed Volatility Fund and Global Managed Volatility Fund are hereby deleted from the Prospectus.

Additionally, Acadian Asset Management LLC is added as a sub-adviser to the U.S. Managed Volatility Fund. Accordingly, the Prospectus is updated as follows:

In the Fund Summary for the U.S. Managed Volatility Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Acadian Asset Management LLC	Brendan O. Bradley, Ph.D.	Since 2025	Executive Vice President, Chief Investment Officer
	Fanesca Young, Ph.D., CFA	Since 2025	Senior Vice President, Director, Equity Portfolio Management

In addition, under the section titled "Sub-Advisers," under the heading titled "Sub-Advisers and Portfolio Managers," under the sub-heading titled "U.S. Managed Volatility Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Acadian Asset Management LLC: Acadian Asset Management LLC (Acadian), located at 260 Franklin Street, Boston, Massachusetts 02110, serves as a Sub-Adviser to the U.S. Managed Volatility Fund. A team of investment professionals manages the portion of the U.S. Managed Volatility Fund's assets allocated to Acadian. Brendan O. Bradley, Ph.D., Executive Vice President, Chief Investment Officer, serves as lead portfolio manager to the U.S. Managed Volatility Fund. Mr. Bradley joined Acadian in 2004 and has previously served as the firm's director of portfolio management, overseeing portfolio management policy, and was also previously the director of Acadian's Managed Volatility strategies. He is a member of the Acadian Board of Managers and Executive Committee. Fanesca Young, Ph.D., CFA, Senior Vice President, Director, Equity Portfolio Management, serves as Director, Equity Portfolio Management. Prior to joining Acadian, she was head of global systematic equities at GIC Private Ltd. Prior to that, she was managing director and director of quantitative research at Los Angeles Capital Management. Ms. Young is also a member of the editorial boards of the Financial Analyst Journal and the Journal of Systematic Investing, as well as a member of the Q Group's program committee. Ms. Young earned a Ph.D. in statistics from Columbia University and an M.Phil. and an M.A. in statistics from Columbia University. She also holds a B.A. in mathematics from the University of Virginia. Ms. Young is a CFA charterholder.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1598 (05/25)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Small Cap Fund
U.S. Managed Volatility Fund
Global Managed Volatility Fund
Tax-Managed Managed Volatility Fund
Tax-Managed International Managed Volatility Fund
(the "Funds")

Supplement Dated May 9, 2025
to the Statement of Additional Information ("SAI") dated January 31, 2025, as amended on February 26, 2025 and April 11, 2025

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Funds

Copeland Capital Management, LLC no longer serves as a sub-adviser to the Large Cap Fund. As such, all references to Copeland Capital Management, LLC's management of the Large Cap Fund are hereby deleted from the SAI.

Additionally, The Informed Momentum Company LLC (formerly known as EAM Investors, LLC) no longer serves as a sub-adviser to the Small Cap Fund. As such, all references to The Informed Momentum Company LLC's management of the Small Cap Fund are hereby deleted from the SAI.

Additionally, Allspring Global Investments, LLC no longer serves as a sub-adviser to the U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, and Tax-Managed International Managed Volatility Funds. As such, all references to Allspring Global Investments, LLC's management of the U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, and Tax-Managed International Managed Volatility Funds are hereby deleted from the SAI.

Additionally, Acadian Asset Management LLC is added as a sub-adviser to the U.S. Managed Volatility and Tax-Managed Managed Volatility Funds. Accordingly, the SAI is updated as follows:

Under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," under the sub-heading titled "Acadian Asset Management LLC," the paragraph thereunder is hereby deleted and replaced with the following:

Acadian Asset Management LLC ("Acadian") serves as a Sub-Adviser to a portion of the assets of the U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility and Tax-Managed International Managed Volatility Funds. Acadian was founded in 1986 and is a subsidiary of Acadian Affiliate Holdings LLC, which is an indirectly wholly-owned subsidiary of Acadian Asset Management Inc., a publicly listed company on the NYSE.

In addition, under the same section, under the heading titled "Portfolio Management," under the sub-heading titled "Acadian," the paragraphs thereunder are hereby deleted and replaced with the following:

Compensation. SIMC pays Acadian a fee based on the assets under management of the U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility and Tax-Managed International Managed Volatility Funds as set forth in an investment sub-advisory agreement between Acadian and SIMC. Acadian pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility and Tax-Managed International Managed Volatility Funds. The following information relates to the period ended March 31, 2025.

Compensation structure varies among professionals, although the basic package involves a generous base salary, strong bonus potential, profit sharing participation, various benefits and, among the majority of senior investment professionals and certain other key employees, equity ownership in the firm as part of the Acadian Key Employee Limited Partnership.

Compensation is highly incentive-driven, with Acadian often paying in excess of 100% of base pay for performance bonuses. Bonuses are tied directly to the individual's contribution and performance during the year, with members of the investment team evaluated on such factors as their contributions to the investment process, account retention, asset growth, and overall firm performance. Because portfolio management in Acadian's equity strategies is a team approach, investment team members' compensation is not linked to the performance of specific accounts, but rather to the individual's overall contribution to the success of the team and the firm's profitability. This helps to ensure an "even playing field" as investment team members are strongly incentivized to strive for the best possible portfolio performance for all clients rather than only for select accounts.

Ownership of Fund Shares. As of March 31, 2025, Acadian's portfolio managers did not beneficially own any shares of the U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility or Tax-Managed International Managed Volatility Funds.

Other Accounts. As of December 31, 2024, in addition to the U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility and Tax-Managed International Managed Volatility Funds, Acadian's portfolio managers were responsible for day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager†	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Brendan O. Bradley	15	$8,298	90		$33,133	197		$74,687
	0	$0	13	*	$3,694	21	*	$10,431
Fanesca Young	15	$8,298	90		$33,133	197		$74,687
	0	$0	13	*	$3,694	21	*	$10,431

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

†  Acadian utilizes a team-based approach to portfolio management, and each of the portfolio managers listed in the table is jointly responsible for the management of a portion of the accounts listed in each category.

For all core equity products offered by the firm, including the subject strategy, Acadian manages a single process that is custom-tailored to the objectives of its clients. The investment professionals shown above function as part of a core equity team of 23 portfolio managers, all of whom are responsible for working with the dedicated research team to develop and apply quantitative techniques to evaluate securities and markets and for final quality-control review of portfolios to ensure mandate compliance. The data shown for these managers reflect firm-level numbers of accounts and assets under management, segregated by investment vehicle type. Not reflected: $1,461M in model advisory contracts where Acadian does not have trading authority. Acadian has been appointed as adviser or sub-adviser to numerous public and private funds domiciled in the U.S. and abroad. Acadian is not an investment company and does not directly offer mutual funds. The asset data shown under "Registered Investment Companies" reflects Advisory and sub-advisory relationships with U.S. registered investment companies offering funds to retail investors. The asset data shown under "Other Pooled Investment Vehicles" reflects a combination of; 1) Delaware-based private funds where Acadian has been appointed adviser or sub-adviser and 2) Non-U.S.-based funds where Acadian has been appointed adviser or sub-adviser.

Conflicts of Interest. A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including the U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility and Tax-Managed International Managed Volatility Funds, which may have different investment guidelines and objectives. In addition to the U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility and Tax-Managed International Managed Volatility Funds, these accounts may include other mutual funds managed on an advisory or sub-advisory basis, separate accounts and collective trust accounts. An investment opportunity may be suitable for the U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility and Tax-Managed International Managed Volatility Funds as well as for any of the other managed accounts. However, the investment may not be available in sufficient quantity for all of the accounts to participate fully. In addition, there may be limited opportunity to sell an investment held by the U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility and Tax-Managed International Managed Volatility Funds and the other accounts. The other accounts may have similar investment objectives or strategies as the U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility and Tax-Managed International Managed Volatility Funds, may track the same benchmarks or indexes as the U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility and Tax-Managed International Managed Volatility Funds track and may sell securities that are eligible to be held, sold or purchased by the U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility and Tax-Managed International Managed Volatility Funds. A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities. A portfolio manager may also manage accounts whose investment objectives and policies differ from those of the U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility and Tax-Managed International Managed Volatility Funds, which may cause the portfolio manager to effect trading in one account that may have an adverse effect on the value of the holdings within another account, including the U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility and Tax-Managed International Managed Volatility Funds.

To address and manage these potential conflicts of interest, Acadian has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of its clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, portfolio manager assignment practices and oversight by investment management and the Compliance team.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1599 (05/25)